Employee benefits - Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Current service costs including foreign exchange differences	$ 412	$ 318	$ 397
Net interest on net defined liability	(2)	2	15
Total	$ 410	$ 320	$ 412